Consolidated and Combined Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net change in pension benefit obligations recognized, tax	$ 242	$ 65	$ (2,689)	$ 110